Fair Value of Financial Assets and Liabilities - Schedule of Liabilities with Unobservable Inputs (Details) - USD ($) $ in Thousands	2 Months Ended	12 Months Ended
	Jan. 31, 2022	Jan. 31, 2022	Jan. 31, 2021	Jan. 31, 2020
Convertible Notes
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance		$ 101,212	$ 10,804	$ 0
Issuance			68,529	10,963
Change in fair value		13,142	25,139	(159)
Extinguishment and Conversion		(114,354)	(3,260)
Ending balance	$ 0	0	101,212	10,804
Private Placement Warrants
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	29,370
Change in fair value	(16,910)
Ending balance	12,460	12,460
Preferred Stock Warrant
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance		11,359	3,849	3,897
Issuance			2,596	0
Change in fair value		12,118	4,914	(48)
Extinguishment and Conversion		(23,477)
Ending balance	$ 0	$ 0	$ 11,359	$ 3,849